As filed with the Securities and Exchange Commission on March 22, 2024

Registration No. 333-148723

Registration No. 811-22172

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No	☐
Post-Effective Amendment No. (443)	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. (444)	☒

WORLD FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205

Richmond, VA 23235

(Address of Principal Executive Offices)

(804) 267-7400

(Registrant’s Telephone Number)

 The Corporation Trust Co.

Corporation Trust Center,

1209 Orange St.,

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

 Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b);
☒	on March 27, 2024 pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on ____________ pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on _____________ (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: shares of beneficial interest.

This filing relates solely to the following funds, each a series of World Funds Trust: T-Rex 1.75X Long Spot Bitcoin Daily Target ETF and the T-Rex 1.75X Inverse Spot Bitcoin Daily Target ETF

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 27, 2024 as the new effective date for Post-Effective Amendment No. 432 to the Registration Statement filed on January 3, 2024, for the T-Rex 1.75X Long Spot Bitcoin Daily Target ETF and the T-Rex 1.75X Inverse Spot Bitcoin Daily Target ETF.

This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information and Part C contained in Post-Effective Amendment No. 432 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 443 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 22nd day of March, 2024.

WORLD FUNDS TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 443 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

*David J. Urban		Trustee	March 22, 2024

*Mary Lou H. Ivey		Trustee	March 22, 2024

*Theo H. Pitt, Jr.		Trustee	March 22, 2024

/s/ Karen M. Shupe		Treasurer and Principal Executive Officer	March 22, 2024

/s/ Ann T. MacDonald		Assistant Treasurer and Principal Financial Officer	March 22, 2024

*By:	/s/ Karen M. Shupe		March 22, 2024

*Attorney-in-fact pursuant to Powers of Attorney